Condensed Consolidated Statement of Cash Flows - AUD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Receipts from customers	$ 586	$ 156,959
Payments to suppliers and employees	(3,675,822)	(3,875,281)
R&D tax incentive and other grants received	805,231
Interest received	10,754	15,320
Net cash outflow from operating activities	(2,859,251)	(3,703,002)
Cash flows from investing activities
Payments for property, plant and equipment	(2,521)	(3,255)
Repayment of loans by related parties	43,380
Proceeds from sale of property, plant and equipment	37,002
Net cash inflow/(outflow) from investing activities	77,861	(3,255)
Cash flows from financing activities
Proceeds from issues of shares and other equity securities	4,499,965	1,350,000
Interest paid	(34,684)
Share issue cost	(317,082)	(3,206)
Lease payments	(99,723)
Net cash inflow from financing activities	4,048,476	1,346,794
Net increase/(decrease) in cash and cash equivalents	1,267,086	(2,359,463)
Cash and cash equivalents at the beginning of the financial year	2,131,741	5,487,035
Effects of exchange rate changes on cash and cash equivalents	(121,753)	107,068
Cash and cash equivalents at end of the half-year	$ 3,277,074	$ 3,234,640